Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	March 31, 2023	March 31, 2022
Accounts receivable	$92,666,927	$41,196,995
Less: allowance for doubtful accounts	(3,219,772)	(237,037)
Accounts receivable, net	$89,447,155	$40,959,958

Schedule of allowance for doubtful accounts
	March 31, 2023	March 31, 2022
Beginning balance	$237,037	$483,124
Additions (reductions)	2,951,045	(223,834)
Foreign currency translation adjustments	31,690	(22,253)
Ending balance	$3,219,772	$237,037